111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

September 29, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090), on behalf of MFS® Intrinsic Value Fund (the “Fund”); Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 68 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 67 to the above-captioned Registration Statement, except in the case of the Prospectus, Statement of Additional Information, and Supplements to the Statement of Additional Information, which have not been marked.

This Amendment is being filed in order to register the Fund as a series of the Trust and accordingly, the anticipated effective date is December 29, 2021.

Please note the references “TBU in 485(b)”, “TBD in 485(b)”, and “report does not exist”, which appear in the Prospectus and Supplement to the Statement of Additional Information, dated February 1, 2021 and February 23, 2021, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Thursday, November 11, 2021, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

TIFFANY KO
Tiffany Ko
Counsel

TK/mjy

enclosure